Pledged Assets And Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Assets Mortgaged Pledged Or Otherwise Subject To Liens [Table Text Block]

2013
(in millions)
Trading account securities	¥12,371,150
Investment securities	5,418,851
Loans	6,938,076
Other	74,796

Total	¥24,802,873

Pledged Assets Classified By Type Of Liabilities [Table Text Block]

2013
(in millions)
Deposits	¥574,617
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,313,556
Other short-term borrowings and long-term debt	9,991,343
Other	388,218

Total	¥24,802,873